INCOME TAXES - Reconciliation of Tax Rate (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Federal statutory income tax rate	21.00%	21.00%
State income taxes, net of federal benefit	5.10%	7.20%
Permanent differences	(5.80%)	(3.30%)
Federal and state research and development tax credits	1.80%	27.00%
Other	0.40%	(3.50%)
Provision to return adjustment	(0.30%)	(7.30%)
Change in deferred tax asset valuation allowance	(22.20%)	(41.10%)
Effective income tax rate	0.00%	0.00%